3. LEASE OBLIGATIONS (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Jan. 31, 2020	Jun. 30, 2019	Jan. 31, 2016
Debt Disclosure [Abstract]
Capital lease obligation	$ 108,437	$ 108,437	$ 65,463		$ 51,252
Operating lease obligation	139,791	139,791	$ 47,750
Operating lease expense	15,190	45,571
Right of use operating lease	132,000	132,000
Right of use operating lease current	56,196	56,196		0
Right of use operating lease noncurrent	$ 75,804	$ 75,804		$ 0